RELATED PARTIES - Purchases of property, plant and equipment, intangible assets and other assets, related parties (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets	₽ 15,418	₽ 12,982	₽ 9,862
Sistema's subsidiaries
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets	15,061	10,330	3,324
Sistema's associates
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets	270	2,530	6,299
Other related parties
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets	₽ 87	₽ 122	₽ 239